UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GARRETT NAGLE & CO., INC.
Address:     TWO INTERMATIONAL PLACE
             BOSTON, MA 02110

Form 13F File Number: 80-11370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        NOREEN L. WIGHT
Title:       VICE PRESIDENT
Phone:       617-737-9090

Signature, Place, and Date of Signing:

NOREEN L. WIGHT                         BOSTON, MA                     1/23/04
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:              113

Form 13F Information Table Value Total:          $94,859

List of Other Included Managers:
NONE

                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
Aberdeen Asia Pacific Income     COMMON   003009107      616         97050 SH       SOLE                                       97050
Abiomed                          COMMON   003654100      143         20500 SH       SOLE                                       20500
Abraxas Petroleum Corp           COMMON   003830106       12         10000 SH       SOLE                                       10000
American Express Co.             COMMON   025816109     1673         34690 SH       SOLE                                       34690
Amer Int'l Group                 COMMON   026874107     2120         31979 SH       SOLE                                       31979
Ameritrade Holdings              COMMON   03074K100      514         36400 SH       SOLE                                       36400
Amgen Inc                        COMMON   031162100     1247         20179 SH       SOLE                                       20179
Applied Materials                COMMON   038222105      940         41900 SH       SOLE                                       41900
Arizona Wst Wtr A 7/01/08        CONVERT  040669DP5      233           210 PRN      SOLE                                         210
Arizona Wst Wtr 7/1/08           CONVERT  040669ET6      317           290 PRN      SOLE                                         290
BRL Holdings Inc New             COMMON   05565X103        1         10000 SH       SOLE                                       10000
Bed Bath & Beyond                COMMON   075896100     1028         23719 SH       SOLE                                       23719
Broward Co FL Rev 10/01/13       CONVERT  115088BU9      524           500 PRN      SOLE                                         500
Cardinal Health, Inc             COMMON   14149Y108      756         12355 SH       SOLE                                       12355
Casual Male Retail               COMMON   148711104      393         56650 SH       SOLE                                       56650
Central Europe and Russia Fund   COMMON   153436100      568         24725 SH       SOLE                                       24725
Cisco Systems                    COMMON   17275R102     1110         45831 SH       SOLE                                       45831
CitiGroup Inc.                   COMMON   172967101     2513         51768 SH       SOLE                                       51768
Citigroup Investments Corp Loan  COMMON   17307C107     1023         67850 SH       SOLE                                       67850
Comcast Cable 1/30/11            CONVERT  20029PAL3      395           355 PRN      SOLE                                         355
Conn St Spl Obg Rev 4/1/12       CONVERT  207757RG2      513           500 PRN      SOLE                                         500
Corning Inc.                     COMMON   219350105      338         32431 SH       SOLE                                       32431
D. R. Horton Inc.                COMMON   23331A109      800         18492 SH       SOLE                                       18492
Dow Chemical Co.                 COMMON   260543103      929         22354 SH       SOLE                                       22354
EMC Corp Mass                    COMMON   268648102      641         49600 SH       SOLE                                       49600
Eaton Vance Mass                 COMMON   27826L603      177         16217 SH       SOLE                                       16217
Eaton Vance Senior Inc Trst      COMMON   27826S103     1014        109962 SH       SOLE                                      109962
Eaton Vance Municipal Income     COMMON   27826U108      330         20914 SH       SOLE                                       20914
Exxon Mobil Corp.                COMMON   30231G102     1590         38777 SH       SOLE                                       38777
FHLB 8/15/05 6.875%              CONVERT  3133MBY92     1299          1200 PRN      SOLE                                        1200
FHLB 2/15/11 5.875%              CONVERT  3133MDBT9     1903          1745 PRN      SOLE                                        1745
FHLB 2/9/06 5.825%               CONVERT  3134A0UV2      937           870 PRN      SOLE                                         870
Fannie Mae                       COMMON   313586109      859         11438 SH       SOLE                                       11438
Fidelity Nat Financial           COMMON   316326107     4016        103559 SH       SOLE                                      103559
FleetBoston Financial Corp       COMMON   339030108      225          5150 SH       SOLE                                        5150
FL St BD Fin 7/01/05             CONVERT  342812ZE7      534           500 PRN      SOLE                                         500
GTE Corp 4/15/06                 CONVERT  362320AX1      433           400 PRN      SOLE                                         400
General Electric                 COMMON   369604103     2773         89503 SH       SOLE                                       89503
GE Capital 6.625% Pref           COMMON   369622527      520         19500 SH       SOLE                                       19500
General Mills 6/15/06            CONVERT  37033LCA2      909           790 PRN      SOLE                                         790
GM Corp Nts 1/15/11              CONVERT  370442BB0      704           640 PRN      SOLE                                         640
Gillette Co                      COMMON   375766102      225          6135 SH       SOLE                                        6135
Goldman Sachs Group Inc          COMMON   38141G104      944          9557 SH       SOLE                                        9557
Hilton Hotels 7.2% 12/15/09      CONVERT  432848AR0     1051           960 PRN      SOLE                                         960
Honeywell Intl Inc.              COMMON   438516106     1218         36425 SH       SOLE                                       36425
Honeywell Intl 3/1/10            CONVERT  438516AK2      230           195 PRN      SOLE                                         195
IGEN Int'l Inc.                  COMMON   449536101     2279         38718 SH       SOLE                                       38718
ICICI Bank LTD ADR               COMMON   45104G104      229         13325 SH       SOLE                                       13325
Ikon Office Solutions            COMMON   451713101     2703        227891 SH       SOLE                                      227891
Insured Muni Inc Fd Paine Webber COMMON   45809F104      389         27393 SH       SOLE                                       27393
Integramed Amer NEW              COMMON   45810N302      207         33111 SH       SOLE                                       33111
Intel Corp.                      COMMON   458140100     1328         41420 SH       SOLE                                       41420
Intermediate Muni FD             COMMON   45880P104      102         10000 SH       SOLE                                       10000
IBM Med Term Nts 4/12/04         CONVERT  45920QCG7      349           345 PRN      SOLE                                         345
Intertan Inc                     COMMON   461120107     1013        100101 SH       SOLE                                      100101
Ishares Inc MSCI Japan Index     COMMON   464286848     1060        110000 SH       SOLE                                      110000
JP Morgan Chase Cap XII 6.25%    COMMON   46626X203     1003         38950 SH       SOLE                                       38950
Kinder Morgan 11/01/10           CONVERT  494550AG1      844           720 PRN      SOLE                                         720
Liberty Media Corp               COMMON   530718105     1251        105223 SH       SOLE                                      105223
Manpower Inc.                    COMMON   56418H100     1689         35875 SH       SOLE                                       35875
MA Cons Ln Ser A 2/01/07         CONVERT  575826KL5      529           500 PRN      SOLE                                         500
Mass St Cons LN Ser A 9/1/16     CONVERT  575827SF8      200           200 PRN      SOLE                                         200
Mass Cmnwlth Spl Obl 4.2 6/01/02 CONVERT  576004DW2      528           500 PRN      SOLE                                         500
Mass St Wtr Res 4/1/28           CONVERT  576049NK2      300           300 PRN      SOLE                                         300
Mass Wtr Polltn 3.0% 08/01/10    CONVERT  57604PMA9      452           450 PRN      SOLE                                         450
Maytag Corp                      COMMON   578592107      810         29100 SH       SOLE                                       29100
McData Corp Class A              COMMON   580031201      223         23364 SH       SOLE                                       23364
Merrill Lynch & Co.              COMMON   590188108      535          9119 SH       SOLE                                        9119
Fred Meyer Inc. 3/01/08          CONVERT  592907AB5      917           805 PRN      SOLE                                         805
Microsoft Corp.                  COMMON   594918104     2359         86192 SH       SOLE                                       86192
Miller Industries Inc            COMMON   600551204      154         20500 SH       SOLE                                       20500
JP Morgan Sub 1/15/07            CONVERT  616880BF6      884           795 PRN      SOLE                                         795
Morgan Stanley Insd Muni         COMMON   61745P833      218         14800 SH       SOLE                                       14800
Muni Yield Insd Fd               COMMON   62630E107      289         19687 SH       SOLE                                       19687
Navistar Intl Corp               COMMON   63934E108      277          5775 SH       SOLE                                        5775
Nuveen Prem Income Ser F         COMMON   67062T506     1700            68 SH       SOLE                                          68
Nuveen Senior Income             COMMON   67067Y104     1194        127850 SH       SOLE                                      127850
NUVEEN SR 294 TX EX UIT NVXUAT   COMMON   6710A3704      294          3038 SH       SOLE                                        3038
NUVEEN SR 323 TX EX UIT NVUODJ   COMMON   6710A5105      318          3000 SH       SOLE                                        3000
NUVEEN SR 345 TX EX UIT NUVEII   COMMON   6710A5766      313          2974 SH       SOLE                                        2974
NUVEEN SR 346 TX EX UIT NCIQTE   COMMON   6710A5790      213          2000 SH       SOLE                                        2000
Oracle Corp                      COMMON   68389X105      937         70788 SH       SOLE                                       70788
PHC Inc Cl A                     COMMON   693315103      412        296200 SH       SOLE                                      296200
Pepsico Inc.                     COMMON   713448108      547         11735 SH       SOLE                                       11735
Pfizer                           COMMON   717081103     1424         40301 SH       SOLE                                       40301
PIMCO Nat Muni Inc III           COMMON   72201A103     1235         88899 SH       SOLE                                       88899
PIMCO Corporate Opp Fund         COMMON   72201B101     2776        161202 SH       SOLE                                      161202
Plato Learning Inc.              COMMON   72764Y100      156         14830 SH       SOLE                                       14830
PR Comwlth RFDG 7/01/04          CONVERT  745145N73      470           460 PRN      SOLE                                         460
Putnam Mass II Tax Exmpt Fd Cl B COMMON   74683H101      102         10571 SH       SOLE                                       10571
Putnam Master Income Trst        COMMON   74683K104      701        102600 SH       SOLE                                      102600
R.I. HEFA AMBAC 9/15/11          CONVERT  7622426B6      233           220 PRN      SOLE                                         220
SafeScript Pharmacies Inc.       COMMON   78645V108      767        246600 SH       SOLE                                      246600
Schlumberger Ltd.                COMMON   806857108     1010         18460 SH       SOLE                                       18460
Basic Industries Spdr            COMMON   81369Y100      372         13950 SH       SOLE                                       13950
Staples Inc.                     COMMON   855030102      873         31975 SH       SOLE                                       31975
The Steak N Shake Company        COMMON   857873103      196         10955 SH       SOLE                                       10955
Tenet Healthcare                 COMMON   88033G100     1172         73025 SH       SOLE                                       73025
3M Company                       COMMON   88579Y101      311          3656 SH       SOLE                                        3656
Time Warner 8/15/06              CONVERT  887315AW9      888           790 PRN      SOLE                                         790
Time Warner 9/01/08              CONVERT  88731EAK6      705           615 PRN      SOLE                                         615
Ultra Petroleum Corp             COMMON   903914109      529         21475 SH       SOLE                                       21475
United Parcel Service            COMMON   911312106     1016         13627 SH       SOLE                                       13627
US T-Note 2/15/04 4.75%          CONVERT  9128275A6      341           340 PRN      SOLE                                         340
Van Kampen Merritt               COMMON   92112M103      233         18000 SH       SOLE                                       18000
Varsity Group Inc                COMMON   922281100     1127        262150 SH       SOLE                                      262150
Viacom Inc Cl B                  COMMON   925524308     1843         41521 SH       SOLE                                       41521
Wal-Mart Stores Inc.             COMMON   931142103      945         17806 SH       SOLE                                       17806
Waste Management Inc 8/1/10      CONVERT  94106LAK5     2421          2095 PRN      SOLE                                        2095
Weyerhaeuser Co                  COMMON   962166104      520          8123 SH       SOLE                                        8123
Worldquest Networks Inc          COMMON   98156W105      177         55400 SH       SOLE                                       55400
ACE Ltd. 7.8% Dep Shrs           COMMON   G0070K111     1299         46625 SH       SOLE                                       46625
Ingersoll Rand                   COMMON   G4776G101      730         10750 SH       SOLE                                       10750
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